Prospectus Supplement

John Hancock Funds II

International Small Company Fund (the fund)

Supplement dated April 25, 2022 to the current prospectus, as may be supplemented (the Prospectus)

Effective April 25, 2022 (the Effective Date), Mary T. Phillips, CFA no longer serves as a portfolio manager of the fund. Accordingly, all references to Ms. Phillips are removed from the Prospectus.

Also, as of the Effective Date, Joel P. Schneider is added as a portfolio manager of the fund. Jed S. Fogdall, Arun Keswani, CFA, and Bhanu P. Singh will continue as portfolio managers of the fund, and together with Joel P. Schneider are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Accordingly, as of the Effective Date, the following supplements and restates in its entirety the portfolio manager information in the “Fund summary” section of the Prospectus under the heading “Portfolio management”:

Jed S. Fogdall Global Head of Portfolio Management, Senior Portfolio Manager and Vice President Managed the fund since 2010	Arun Keswani, CFA Senior Portfolio Manager and Vice President Managed the fund since 2015	Joel P. Schneider Deputy Head of Portfolio Management, North America, Senior Portfolio Manager and Vice President Managed the fund since 2022
Bhanu P. Singh Senior Portfolio Manager and Vice President Managed the fund since 2015

Additionally, as of the Effective Date, the following is added to the portfolio manager information in the “Fund details” section under the heading “Who’s who – Subadvisor”:

Joel P. Schneider

•	Deputy Head of Portfolio Management, North America, Senior Portfolio Manager and Vice President
•	Managed the fund since 2022
•	Joined Dimensional in 2011

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

Prospectus Supplement

John Hancock Funds II

Supplement dated April 25, 2022 to the current Class NAV prospectus, as may be supplemented (the Prospectus)

International Small Company Fund (the fund)

Effective April 25, 2022 (the Effective Date), Mary T. Phillips, CFA no longer serves as a portfolio manager of the fund. Accordingly, all references to Ms. Phillips are removed from the Prospectus.

Also, as of the Effective Date, Joel P. Schneider is added as a portfolio manager of the fund. Jed S. Fogdall, Arun Keswani, CFA, and Bhanu P. Singh will continue as portfolio managers of the fund, and together with Joel P. Schneider are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Accordingly, as of the Effective Date, the following supplements and restates in its entirety the portfolio manager information in the “Fund summary” section of the Prospectus under the heading “Portfolio management”:

Jed S. Fogdall Global Head of Portfolio Management, Senior Portfolio Manager and Vice President Managed the fund since 2010	Arun Keswani, CFA Senior Portfolio Manager and Vice President Managed the fund since 2015	Joel P. Schneider Deputy Head of Portfolio Management, North America, Senior Portfolio Manager and Vice President Managed the fund since 2022
Bhanu P. Singh Senior Portfolio Manager and Vice President Managed the fund since 2015

Additionally, as of the Effective Date, Mr. Schneider is added to the portfolio manager information in the “Subadvisory arrangements and management biographies” section of the Prospectus under the heading “Dimensional Fund Advisors LP (“Dimensional”).” As of the Effective Date, Mr. Schneider is listed as a Portfolio Manager for International Small Company Fund and his biography is added as follows:

Joel P. Schneider

•	Deputy Head of Portfolio Management, North America, Senior Portfolio Manager and Vice President
•	Joined Dimensional in 2011
•	Managed the fund since 2022

Mid Value Fund (the fund)

Effective June 1, 2022 (the Effective Date), David J. Wallack will no longer serve as the portfolio manager of the fund. Accordingly, all references to Mr. Wallack will be removed from the Prospectus as of that date.

Also, as of the Effective Date, Vincent DeAugustino, CFA will be added as the portfolio manager of the fund. Mr. DeAugustino will be primarily responsible for the day-to-day management of the fund’s portfolio as of the Effective Date.

Accordingly, as of the Effective Date, the following supplements and restates in its entirety the portfolio manager information in the “Fund summary” section of the Prospectus under the heading “Portfolio management”:

Vincent DeAugustino, CFA
Vice President and Portfolio Manager
Managed the fund since 2022

Additionally, as of the Effective Date, Mr. DeAugustino will be added to the portfolio manager information in the “Subadvisory arrangements and management biographies” section of the Prospectus under the heading “T. Rowe Price Associates, Inc. (“T. Rowe

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

Price”).” As of the Effective Date, Mr. DeAugustino will be listed as the Portfolio Manager for Mid Value Fund and his biography will be added as follows:

Vincent DeAugustino, CFA

•	Vice President and Portfolio Manager
•	Joined T. Rowe Price in 2015
•	Managed the fund since 2022

Science & Technology Fund (the fund)

Effective September 30, 2022 (the Effective Date), Huachen Chen, CFA and Walter C. Price, Jr., CFA will no longer serve as portfolio managers of the fund. Accordingly, all references to Mr. Chen and Mr. Price will be removed from the Prospectus as of that date.

Also, as of the Effective Date, Justin Sumner, CFA and Erik Swords will be added as portfolio managers of the fund. Ken Allen and Michael A. Seidenberg will continue as portfolio managers of the fund and, together with Justin Sumner, CFA and Erik Swords, will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio as of the Effective Date.

Accordingly, as of the Effective Date, the following supplements and restates in its entirety the portfolio manager information in the “Fund summary” section of the Prospectus under the heading “Portfolio management”:

T. Rowe Price

Ken Allen

Vice President

Managed the fund since 2009

AllianzGI US

Michael A. Seidenberg Director, Portfolio Manager/Analyst Managed the fund since 2019	Justin Sumner, CFA Director and Senior Portfolio Manager Managed the fund since September 30, 2022	Erik Swords Managing Director and Lead Portfolio Manager Managed the fund since September 30, 2022

Additionally, as of the Effective Date, Mr. Sumner and Mr. Swords will be added to the portfolio manager information in the “Subadvisory arrangements and management biographies” section of the Prospectus under the heading “Allianz Global Investors U.S. LLC (“AllianzGI US”).” As of the Effective Date, Mr. Sumner and Mr. Swords will be listed as Portfolio Managers for Science & Technology Fund and their biographies will be added as follows:

Justin Sumner, CFA • Director and Senior Portfolio Manager • Joined AllianzGI US on June 1, 2022 • Portfolio manager for the Global Technology strategy • Managed the fund since September 30, 2022	Erik Swords • Managing Director and Lead Portfolio Manager • Joined AllianzGI US on June 1, 2022 • Lead portfolio manager for the Global Technology strategy • Managed the fund since September 30, 2022

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

Statement of Additional Information Supplement

John Hancock Funds II

International Small Company Fund (the fund)

Supplement dated April 25, 2022 to the current statement of additional information, as may be supplemented (the SAI)

Effective April 25, 2022 (the Effective Date), Mary T. Phillips, CFA no longer serves as a portfolio manager of the fund. Accordingly, all references to Ms. Phillips are removed from the SAI.

Also, as of the Effective Date, Joel P. Schneider is added as a portfolio manager of the fund. Jed S. Fogdall, Arun Keswani, CFA, and Bhanu P. Singh will continue as portfolio managers of the fund, and together with Joel P. Schneider are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

As of the Effective Date, the disclosure under “APPENDIX B - PORTFOLIO MANAGER INFORMATION” applicable to Dimensional Fund Advisors LP (“Dimensional”) as the subadvisor of the fund, as it specifically relates to the fund’s portfolio managers, is amended and supplemented as follows to add the portfolio manager information for Mr. Schneider.

PORTFOLIO MANAGERS AND OTHER ACCOUNTS MANAGED

The following table reflects information regarding other accounts for which the portfolio manager to the Fund has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies (and series thereof); (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance-based fees), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table is the portfolio manager’s investment in the Fund and similarly managed accounts.

The following table reflects information as of March 31, 2022.

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Joel P. Schneider	59	$153,564	7	$1,283	1	$258

Performance-Based Fees for Other Accounts Managed. Of the accounts listed in the table above, those for which the subadvisor receives a fee based on investment performance are listed in the table below.

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Joel P. Schneider	0	$0	0	$0	0	$0

Ownership of the Fund

The following table shows the dollar range of fund shares beneficially owned by the portfolio manager listed above as of March 31, 2022.

Portfolio Manager	Dollar Range of Shares Owned
International Small Company Fund
Joel P. Schneider	none

You should read this supplement in conjunction with the SAI and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.